Label	Element	Value
First Investors Life Series Government Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 1, 2018

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2018

1.	In “The Funds Summary Section” of the First Investors Life Series Funds prospectus for First Investors Life Series Government Cash Management Fund:

●	the Annual Fund Operating Expenses table is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.19%
Fee Limitation and/or Expense Reimbursement [1]	0.49%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	0.70%

1. The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least June 1, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.70%.  The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the Fund’s expenses to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements.  The fee limitation and/or expense reimbursement may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

●
the paragraph under the heading “Example” is amended to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee limitation/expense reimbursement arrangement through June 1, 2019.

●	the table under the heading “Example” is deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Government Cash Management Fund	$72	$329	$607	$1,400

******

Please retain this Supplement for future reference.

LSFIL618

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Government Cash Management Fund